Other Operating Income (Tables)	12 Months Ended
Mar. 31, 2026
Other Operating Income [Abstract]
Schedule of Other Operating Income

Other operating income is as follows:

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Gain on expiration of contractual obligation (1)	1,258	1,216	1,752
Received secondment and expense contributions	—	276	330
Grants and contributions from non-governmental entities	—	—	328
Government grants	574	—	—
Other	127	20	473
Total	1,959	1,512	2,883

(1)
The gain on expiration of contractual obligation mainly consists of gains from expiration of PayPay Points Code. For further details, refer to other operating income section within Note 3, Material Accounting Policies.